Contingencies and Commitments - Summary of Significant Contractual Obligations and Commitments (Detail) - Noncancellable purchase obligations $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Lease payments to be paid	$ 729
Less than 1 year
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Lease payments to be paid	505
1 to 5 years
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Lease payments to be paid	$ 224